Income Tax Expense - Summary of Income Tax Relating to Each component of Other Comprehensive Income (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Foreign currency translation differences	₺ 100,149	₺ 218,472	₺ (384,466)
Changes in cash flow hedge reserve			719
Remeasurements of employee termination benefits	(3,738)	(34,532)	(13,466)
Total, Before tax	96,411	183,940	(397,213)
Foreign currency translation differences	(107,299)	(87,381)	(5,749)
Changes in cash flow hedge reserve			0
Remeasurements of employee termination benefits	748	7,066	2,563
Total, Tax (expense)/benefit	(106,551)	(80,315)	(3,186)
Foreign currency translation differences	(7,150)	131,091	(390,215)
Changes in cash flow hedge reserve			719
Remeasurements of employee termination benefits	(2,990)	(27,466)	(10,903)
Other comprehensive (loss)/income for the year, net of income tax	₺ (10,140)	₺ 103,625	₺ (400,399)